Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 26, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013
WBI Absolute Return Balanced Fund | WBI Absolute Return Balanced Fund | No Load Class
Risk/Return:
Trading Symbol	WBADX
WBI Absolute Return Balanced Fund | WBI Absolute Return Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	WBBAX
WBI Absolute Return Dividend Growth Fund | WBI Absolute Return Dividend Growth Fund | No Load Class
Risk/Return:
Trading Symbol	WBIDX
WBI Absolute Return Dividend Growth Fund | WBI Absolute Return Dividend Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	WBDGX